SELECT*ANNUITY II
SELECT*ANNUITY III

INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
issued by
ReliaStar Life Insurance Company
and its
ReliaStar Select Variable Account

Supplement Dated May 17, 2013

This supplement updates and amends certain information contained in your current prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE COMPANY

ReliaStar Life Insurance Company (the “company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Until May 7, 2013, we were a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. The obligations under the Contract are solely the responsibility of ReliaStar Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25 percent of ING U.S. by the end of 2013, more than 50 percent by the end of 2014 and 100 percent by the end of 2016.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE
THROUGH THE CONTRACTS

The following chart lists the Funds that are, effective May 1, 2013, available through the contracts, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you received a summary prospectus for any of the Funds available through your contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

X.SELEC-13GW	Page 1 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Funds® – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in common stocks and
	CompanySM	seeks to invest in companies that
appear to offer superior
opportunities for growth of capital.
American Funds® – Growth-	Investment Adviser:	Seeks capital growth over time and
Income Fund (Class 2)	Capital Research and Management	income by investing primarily in
	CompanySM	common stocks or other securities
that demonstrate the potential for
appreciation and/or dividends.
American Funds® – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common
	CompanySM	stocks of companies located outside
the United States.
BlackRock Global Allocation V.I.	Investment Adviser:	Seeks high total investment return.
Fund (Class III)	BlackRock Advisors, LLC
Subadvisers:
BlackRock Investment
Management, LLC; BlackRock
International Limited
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital
Portfolio (Initial Class)	Fidelity Management & Research	appreciation.
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and other investment advisers
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a
	FMRC and other investment	yield which exceeds the composite
	advisers	yield on the securities comprising
the S&P 500® Index.
ING BlackRock Health Sciences	Investment Adviser:	Seeks long-term capital growth.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Advisors, LLC
ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment
Management, LLC
ING Clarion Global Real Estate	Investment Adviser:	Seeks high total return, consisting of
Portfolio (Class S)	ING Investments, LLC	capital appreciation and current
	Subadviser:	income.
CBRE Clarion Securities LLC
ING DFA World Equity Portfolio	Investment Adviser:	Seeks long-term capital
(Class I) [1]	Directed Services LLC	appreciation.
Subadviser:
Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
FMR

X.SELEC-13GW	Page 2 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Franklin Templeton	Investment Adviser:	Seeks capital appreciation and
Founding Strategy Portfolio	Directed Services LLC	secondarily, income.
(Class I) [1]	Subadviser:
Franklin Mutual Advisers, LLC
ING Global Perspectives Portfolio	Investment Adviser:	Seeks total return.
(Class I) [1]	ING Investments, LLC
Subadviser:
ING Investment Management Co.
LLC
ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that
(Class I)	Directed Services LLC	seeks long-term capital appreciation.
Subadviser:
ING Investment Management Co.
LLC
ING Invesco Growth and Income	Investment Adviser:	Seeks long-term growth of capital
Portfolio (Class S) [2]	Directed Services LLC	and income.
Subadviser:
Invesco Advisers, Inc.
ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment
Management Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment
Management Inc.
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC
ING Large Cap Value Portfolio	Investment Adviser:	Seeks long-term growth of capital
(Class I)	Directed Services LLC	and current income.
Subadviser:
ING Investment Management Co.
LLC
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks
	ING Investment Management Co.	to enhance its total return through
	LLC	capital appreciation when market
factors, such as falling interest rates
and rising bond prices, indicate that
capital appreciation may be
available without significant risk to
principal.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
LLC

X.SELEC-13GW	Page 3 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities)
	Massachusetts Financial Services	consistent with the prudent
	Company	employment of capital and
secondarily, seeks reasonable
opportunity for growth of capital
and income.
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING Multi-Manager Large Cap	Investment Adviser:	Seeks reasonable income and capital
Core Portfolio (Class I) [3]	Directed Services LLC	growth.
Subadvisers:
Columbia Management Investment Advisers, LLC and The London
Company of Virginia d/b/a The
London Company
ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return,
Portfolio (Class I)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC (“PIMCO”)
ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management,
Inc.
ING Retirement Growth Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I) [1]	Directed Services LLC	(consisting of capital appreciation
	Subadviser:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
	LLC	greater than that of the ING
Retirement Moderate Growth
Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Growth Portfolio (Class I) [1]	Directed Services LLC	(consisting of capital appreciation
	Subadviser:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
	LLC	greater than that of ING Retirement
Moderate Portfolio but less than that
of ING Retirement Growth
Portfolio.

X.SELEC-13GW	Page 4 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I) [1]	Directed Services LLC	(consisting of capital appreciation
	Subadviser:	and income) consistent with a level
	ING Investment Management Co.	of risk that can be expected to be
	LLC	greater than that of ING Retirement
Conservative Portfolio but less than
that of ING Retirement Moderate
Growth Portfolio.
ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high
Appreciation Portfolio (Class I)	Directed Services LLC	total investment return, consistent
	Subadviser:	with the preservation of capital and
	T. Rowe Price Associates, Inc.	with prudent investment risk.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income
Portfolio (Class I)	Directed Services LLC	as well as long-term growth of
	Subadviser:	capital.
T. Rowe Price Associates, Inc.
ING T. Rowe Price International	Investment Adviser:	Seeks long-term growth of capital.
Stock Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co. LLC
ING Baron Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
BAMCO, Inc.
ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Class I)	Directed Services LLC
Subadviser:
Columbia Management Investment Advisers, LLC
ING Global Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class S)	Directed Services LLC	through a combination of current
	Subadviser:	income and capital appreciation.
ING Investment Management Co. LLC
ING Invesco Comstock Portfolio	Investment Adviser:	Seeks capital growth and income.
(Class I) [4]	Directed Services LLC
Subadviser:
Invesco Advisers, Inc.
ING Invesco Equity and Income	Investment Adviser:	Seeks total return, consisting of
Portfolio (Class I) [5]	Directed Services LLC	long-term capital appreciation and
	Subadviser:	current income.
Invesco Advisers, Inc.
ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital
Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
J. P. Morgan Investment
Management Inc.

X.SELEC-13GW	Page 5 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Class I)	Subadviser:
T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Templeton Investment Counsel,
LLC
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of
	ING Investments, LLC	capital appreciation (both realized
	Subadviser:	and unrealized) and current income;
	ING Investment Management Co.	the secondary investment objective
	LLC	is long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
	LLC	consisting primarily of debt
securities. It is anticipated that
capital appreciation and investment
income will both be major factors in
achieving total return.
ING Growth and Income Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
	LLC	stocks. It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.
ING Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the S&P 500 Index,
	Subadviser:	while maintaining a market level of
	ING Investment Management Co.	risk.
LLC
ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard and
	Subadviser:	Poor’s MidCap 400 Index, while
	ING Investment Management Co.	maintaining a market level of risk.
LLC

X.SELEC-13GW	Page 6 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard and
	Subadviser:	Poor’s SmallCap 600 Index, while
	ING Investment Management Co.	maintaining a market level of risk.
LLC
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before
(Class S)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	a widely accepted international
index.
ING RussellTM Large Cap Growth	Investment Adviser:	Seeks investment results (before
Index Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell Top 200® Growth Index.
ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell Top 200® Index.
ING RussellTM Large Cap Value	Investment Adviser:	Seeks investment results (before
Index Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell Top 200® Value Index.
ING RussellTM Mid Cap Growth	Investment Adviser:	Seeks investment results (before
Index Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell Midcap® Growth Index.
ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell 2000® Index.
ING Small Company Portfolio	Investment Adviser:	Seeks growth of capital primarily
(Class I)	ING Investments, LLC	through investment in a diversified
	Subadviser:	portfolio of common stocks of
	ING Investment Management Co.	companies with smaller market
	LLC	capitalizations.
ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before
(Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Barclays Capital U.S. Aggregate
Bond Index.
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co LLC

X.SELEC-13GW	Page 7 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital
Responsive Portfolio® (Class I)	Neuberger Berman Management	by investing primarily in securities
	LLC	of companies that meet the
	Subadviser:	portfolio’s financial criteria and
	Neuberger Berman LLC	social policy.

[1]

This Fund is structured as a “Fund of Funds.” A Fund structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.

[2]	Prior to May 1, 2013, this Fund was known as the ING Invesco Van Kampen Growth and Income Portfolio.
[3]	Prior to May 1, 2013, this Fund was known as the ING Pioneer Fund Portfolio.
[4]	Prior to May 1, 2013, this Fund was known as the ING Invesco Van Kampen Comstock Portfolio.
[5]	Prior to May 1, 2013, this Fund was known as the ING Invesco Van Kampen Equity and Income Portfolio.

IMPORTANT INFORMATION ABOUT FUNDS
CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following Funds have been closed to new investment:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	FMR	income as is consistent with the
	Subadviser:	preservation of capital.
Fidelity Investments Money
Management, Inc. and other
investment advisers
ING American Century Small-	Investment Adviser:	Seeks long-term capital growth;
Mid Cap Value Portfolio (Class I)	Directed Services LLC	income is a secondary objective.
Subadviser:
American Century Investment
Management, Inc.
ING DFA Global Allocation	Investment Adviser:	Seeks high level of total return,
Portfolio (Class I) *	Directed Services LLC	consisting of capital appreciation
	Subadviser:	and income.
Dimensional Fund Advisors LP
ING International Value Portfolio	Investment Adviser:	Seeks long-term capital
(Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co. LLC
ING MidCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co. LLC
ING PIMCO Total Return	Investment Adviser:	Seeks maximum total return,
Portfolio (Class I)	Directed Services LLC	consistent with capital preservation
	Subadviser:	and prudent investment
	PIMCO	management.

X.SELEC-13GW	Page 8 of 10	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Strategic Allocation	Investment Adviser:	Seeks to provide total return (i.e.,
Conservative Portfolio	ING Investments, LLC	income and capital growth, both
(Class I) *	Subadviser:	realized and unrealized) consistent
	ING Investment Management Co.	with preservation of capital.
LLC
ING Strategic Allocation Growth	Investment Adviser:	Seeks to provide capital
Portfolio (Class I) *	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co. LLC
ING Strategic Allocation	Investment Adviser:	Seeks to provide total return (i.e.,
Moderate Portfolio (Class I) *	ING Investments, LLC	income and capital appreciation,
	Subadviser:	both realized and unrealized).
ING Investment Management Co. LLC

Contract Owners who have Contract Value allocated to one or more of the Subaccounts that correspond to these Funds may leave their Contract Value in those Subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these Funds, premium received that would have been allocated to a Subaccount corresponding to one of these Funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050 or www.ingservicecenter.com. See the “Transfers” section of your contract prospectus for information about making Fund allocation changes.

*

This Fund is structured as a “Fund of Funds.” A Fund structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of the Fund and its corresponding underlying Fund or Funds.

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING RETAINED ASSET ACCOUNT

Subject to the conditions and requirements of state law, full payment of the Death Benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact our ING Customer Service Center at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050 or www.ingservicecenter.com. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

X.SELEC-13GW	Page 9 of 10	May 2013

The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Policy.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5050
Minot, ND 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

X.SELEC-13GW	Page 10 of 10	May 2013